Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Net (Loss) Income and Total Asset	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net (loss) income and total assets, which include the following:
	September 30, 2025	December 31, 2024
Investments held in Trust Account	$293,283	$3,666,439
Cash	$527,152	$142,260
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
General and administrative expenses	$202,012	$452,628	$1,562,626	$1,610,673
Interest income on investments held in Trust Account	$30,558	$191,561	$107,453	$704,501
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net (loss) income and total assets, which include the following:
	December 31, 2024	December 31, 2023
Investment held in Trust Account	$3,666,439	$24,387,525
Cash	$142,260	$—
Cash and cash equivalents – restricted	$—	$1,824,893
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative	$3,402,952	$3,528,434
Interest income on investments held in Trust Account	$850,641	$6,009,585